ADMINISTRATIVE AND GENERAL EXPENSES: - Schedule of administrative and general expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ADMINISTRATIVE AND GENERAL EXPENSES
General and administrative expenses	$ 9,249	$ 3,735	$ 2,612
Salaries and related expenses
ADMINISTRATIVE AND GENERAL EXPENSES
General and administrative expenses	8,175	3,233	1,440
Depreciation and overheads
ADMINISTRATIVE AND GENERAL EXPENSES
General and administrative expenses	132	240	273
Other expenses
ADMINISTRATIVE AND GENERAL EXPENSES
General and administrative expenses	$ 942	$ 262	$ 899